INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected tax expense/(benefit) at PRC statutory rates		(64,525,788)	(28,242,157)	(3,625,632)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense		25,567,962	91,594,177	80,137
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates		30,995,134	(20,260,561)	(10,361,288)
Expired net operating loss carry forwards		41,491	30,020	49,255
Effect of differing tax rates in jurisdictions inside the PRC		11,853,475	10,949,401	1,274,237
Effect of differing tax rates in jurisdictions outside PRC		12,313,754	2,187,827	(2,067,506)
Prior year tax return true up		(4,482,916)	(624,609)	(1,810,759)
Non deductible entertainment expenses		371,541	249,362	170,020
Non deductible allowance for doubtful accounts		1,375,008	685,320	294,435
Non deductible share-based compensation cost		159,566	709,413
PRC tax payment after examination			1,863,825
Others		(575,126)	338,285	(19,173)
Income tax expense/(benefit)	$ 2,110,386	13,094,101	59,480,303	(16,016,274)